Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2020 Portfolio

September 30, 2020

VIPIFF2020-QTLY-1120
1.822895.115

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 26.3%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	227,282	$10,084,494
VIP Equity-Income Portfolio Investor Class (a)	509,799	10,603,824
VIP Growth & Income Portfolio Investor Class (a)	628,221	12,105,816
VIP Growth Portfolio Investor Class (a)	112,279	10,319,532
VIP Mid Cap Portfolio Investor Class (a)	92,712	2,942,676
VIP Value Portfolio Investor Class (a)	605,134	7,782,023
VIP Value Strategies Portfolio Investor Class (a)	360,676	3,808,734
TOTAL DOMESTIC EQUITY FUNDS
(Cost $43,313,967)		57,647,099

International Equity Funds - 26.0%
VIP Emerging Markets Portfolio Investor Class (a)	2,134,410	25,612,917
VIP Overseas Portfolio Investor Class (a)	1,326,621	31,427,653
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $43,867,015)		57,040,570

Bond Funds - 39.5%
Fidelity Inflation-Protected Bond Index Fund (a)	1,401,837	15,392,168
Fidelity Long-Term Treasury Bond Index Fund (a)	295,809	4,990,299
VIP High Income Portfolio Investor Class (a)	836,756	4,376,235
VIP Investment Grade Bond Portfolio Investor Class (a)	4,399,934	61,775,081
TOTAL BOND FUNDS
(Cost $77,974,516)		86,533,783

Short-Term Funds - 8.2%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $17,856,452)	17,856,452	17,856,452
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $183,011,950)		219,077,904
NET OTHER ASSETS (LIABILITIES) - 0.0%		11
NET ASSETS - 100%		$219,077,915

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$15,933,740	$2,820,411	$4,632,171	$32,868	$102,028	$1,168,160	$15,392,168
Fidelity Long-Term Treasury Bond Index Fund	5,800,318	1,442,677	3,278,008	80,062	484,780	540,532	4,990,299
VIP Contrafund Portfolio Investor Class	10,507,003	2,294,500	4,491,731	61,458	488,632	1,286,090	10,084,494
VIP Emerging Markets Portfolio Investor Class	22,355,233	9,056,826	5,176,612	1,972,757	(38,115)	(584,415)	25,612,917
VIP Equity-Income Portfolio Investor Class	11,102,718	3,920,327	3,140,942	503,939	(92,452)	(1,185,827)	10,603,824
VIP Government Money Market Portfolio Investor Class 0.01%	19,648,866	9,559,210	11,351,624	62,579	--	--	17,856,452
VIP Growth & Income Portfolio Investor Class	12,653,062	4,766,569	3,746,256	644,019	4,015	(1,571,574)	12,105,816
VIP Growth Portfolio Investor Class	10,740,285	2,775,110	4,681,512	934,029	1,184,478	301,171	10,319,532
VIP High Income Portfolio Investor Class	4,601,437	862,246	934,325	34,754	(43,098)	(110,025)	4,376,235
VIP Investment Grade Bond Portfolio Investor Class	64,117,303	13,098,171	19,322,999	282,798	(143,754)	4,026,360	61,775,081
VIP Mid Cap Portfolio Investor Class	3,082,015	972,008	1,097,722	4,640	(72,037)	58,412	2,942,676
VIP Overseas Portfolio Investor Class	36,953,401	7,714,548	13,642,786	160,844	(71,043)	473,533	31,427,653
VIP Value Portfolio Investor Class	8,153,159	3,754,271	2,789,435	321,286	(99,906)	(1,236,066)	7,782,023
VIP Value Strategies Portfolio Investor Class	3,992,224	1,972,675	1,452,844	207,443	(145,702)	(557,619)	3,808,734
	$229,640,764	$65,009,549	$79,738,967	$5,303,476	$1,557,826	$2,608,732	$219,077,904

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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